1919 Variable Socially Responsive Balanced Fund
1919 Variable Socially Responsive Balanced Fund
Investment objective
The 1919 Variable Socially Responsive Balanced Fund (the “Socially Responsive Fund” or the “Fund”) seeks capital appreciation and retention of net investment income.
Fees and expenses of the Fund
The accompanying table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. The fee table and expense example do not reflect expenses incurred from investing through a separate account or qualified plan and do not reflect variable annuity or life insurance contract charges. If they did, the overall fees and expenses would be higher than those shown. Detailed information about the cost of investing in this Fund through a separate account or qualified plan is presented in the contract prospectus through which the Fund’s shares are offered to you or in the information provided by your plan.

Shareholder fees (fees paid directly from your investment)
Annual Fund operating expenses (%) (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		1919 Variable Socially Responsive Balanced Fund
Management fees		0.65%
Distribution and/or service (12b-1) fees		none
Other expenses		0.40%
Total annual Fund operating expenses		1.05%
Fees waived and/or expenses reimbursed		(0.16%)
Total annual Fund operating expenses after waiving fees and/or reimbursing expenses	[1]	0.89%
[1]	1919 Investment Counsel, LLC ("1919" or the "Adviser") has agreed to waive fees and reimburse operating expenses (other than interest, brokerage, taxes, extraordinary expenses and acquired fund fees and expenses) so that total annual operating expenses are not expected to exceed 0.89% (the "expense caps"). This arrangement cannot be terminated prior to December 31, 2016. After that date, the arrangement may be terminated or amended at any time by the Trust for Advised Portfolios Board of Trustees upon 60 days' notice to 1919 or by 1919 with consent of the Trust Board of Trustees. 1919 is permitted to recapture amounts waived and/or reimbursed during the same fiscal year in which 1919 earned the fee or incurred the expense if the total annual operating expenses have fallen to a level below the limit described above.

Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example does not include expenses incurred from investing through a separate account or qualified plan. If the example included these expenses, the figures shown would be higher. The example assumes:

•	You invest $10,000 in the Fund for the time periods indicated

•	Your investment has a 5% return each year and the Fund’s operating expenses remain the same (taking into account the expense caps that are in place through December 31, 2016)

•	You reinvest all distributions and dividends without a sales charge

Although your actual costs may be higher or lower, based on these assumptions your costs would be:

With or without redemption at end of period
Expense Example (USD $)	1 year	3 years	5 years	10 years
1919 Variable Socially Responsive Balanced Fund	91	301	547	1,253

Expense Example No Redemption (USD $)	1 year	3 years	5 years	10 years
1919 Variable Socially Responsive Balanced Fund	91	301	547	1,253

Portfolio turnover.
 The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual Fund operating expenses or in the example, affect the Fund’s performance. The Fund will acquire the assets and assume the liabilities of the Legg Mason Investment Counsel Variable Social Awareness Fund (the “Predecessor Fund”), an open-end fund which used identical investment strategies and had the same portfolio management team.  The Predecessor Fund’s portfolio turnover rate was 25% of the average value of its portfolio.

Principal investment strategies
The Socially Responsive Fund invests in a mix of common stocks and other equity securities of U.S. companies and fixed income securities which are primarily investment grade and may be of any maturity. Normally, the Fund will maintain at least 65% of the value of its assets in equity securities and at least 25% of the value of its assets in fixed income securities.  The Fund may also invest a portion of its assets in equity and debt securities of foreign issuers. The Fund emphasizes companies that offer both attractive investment opportunities and demonstrate a positive awareness of their impact on the society in which they operate, relative to other companies in their industries.

The Socially Responsive Fund believes that there is a direct correlation between companies that demonstrate an acute awareness of their impact on the society within which they operate and companies that offer attractive long-term investment potential. The Fund believes that addressing social issues in a positive manner can translate into sound business. The Fund will use its best efforts to assess a company’s social performance. This analysis will be based on present activities, and will not preclude securities solely because of past activities. The Adviser will monitor the social progress or deterioration of each company in which the Socially Responsive Fund invests.

Socially responsive factors considered include fair and reasonable employment practices, contributions to the general well-being of the citizens of its host communities and countries and respect for human rights, efforts and strategies to minimize the negative impact of business activities and to preserve the earth’s ecological heritage and avoidance of investments in companies that manufacture nuclear weapons or other weapons of mass destruction, derive more than 5% of their revenue from the production of non-nuclear weaponry or derive more than 5% of their revenue from the production or sales of tobacco.

The Fund may hold cash pending investment, and may invest in money market instruments for cash management purposes.  The Fund may depart from its principal investment strategies in response to adverse market, economic or political conditions by taking temporary defensive positions, including by investing in any type of money market instruments, short-term debt securities or cash without regard to any percentage limitations.

The Fund may also use other strategies and invest in other securities that are described, along with their risks, in the SAI.  However, the Fund might not use all of the strategies and techniques or invest in all of the types of securities described in this Prospectus or in the SAI.

Principal risks
Risk is inherent in all investing. There is no assurance that the Fund will meet its investment objective. The value of your investment in the Fund, as well as the amount of return you receive on your investment, may fluctuate significantly. You may lose part or all of your investment in the Fund or your investment may not perform as well as other similar investments. The Fund may take temporary defensive positions; in such a case, the Fund will not be pursuing its principal investment strategies. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The following is a summary description of principal risks of investing in the Fund.

Stock market and equity securities risk. The securities markets are volatile and the market prices of the Fund’s securities may decline generally. Securities fluctuate in price based on changes in a company’s financial condition and overall market and economic conditions. If the market prices of the securities owned by the Fund fall, the value of your investment in the Fund will decline.

Recent market events risk.  The U.S. credit markets have been experiencing extreme volatility and disruption for more than five years.  Instability in the credit markets has made it more difficult for a number of issuers of debt securities to obtain financing or refinancing for their investment or lending activities or operations.  In particular, because of volatile conditions in the credit markets, issuers of debt securities may be subject to increased cost for debt, tightening underwriting standards and reduced liquidity for loans they make, securities they purchase and securities they issue.  These developments may increase the volatility of the value of securities owned by the Fund.  These developments may also make it more difficult for the Fund to accurately value its securities or to sell its securities on a timely basis.  These developments may also adversely affect the broader economy, which in turn may adversely affect the ability of issuers of securities owned by the Fund to make payments of principal and interest when due, lead to lower credit ratings of issuers and increased defaults by issuers.  Such developments could, in turn, reduce the value of securities owned by the Fund and adversely affect the net asset value (“NAV”) of its shares.

Fixed income securities risk.  Fixed income securities are subject to a number of risks, including credit, market and interest rate risks.  Credit risk is the risk that the issuer or obligor will not make timely payments of principal and interest.  Changes in an issuer’s credit rating or the market’s perception of an issuer’s creditworthiness may also affect the value of the Fund’s investment in that issuer.  Market risk is the risk that the fixed income markets may become volatile and less liquid, and the market value of an investment may move up or down, sometimes quickly or unpredictably.  Interest rate risk is the risk that the value of a fixed income security will fall when interest rates rise.  In general, the longer the maturity and the lower the credit quality of a fixed income security, the more likely its value will decline.

Socially responsive criteria risk. The Fund’s universe of investments may be smaller than that of other Funds because of the Fund’s socially responsive criteria.  Socially responsive companies may underperform similar companies without socially responsiveness policies or the market as a whole.  They may also fall out of favor with investors.  The Fund’s social awareness policy may also prevent investment in certain attractive opportunities that would be otherwise consistent with the Fund’s investment objective and investment strategies.

Issuer risk. The value of a security can go up or down more than the market as a whole and can perform differently from the value of the market as a whole, often due to disappointing earnings reports by the issuer, unsuccessful products or services, loss of major customers, major litigation against the issuer or changes in government regulations affecting the issuer or the competitive environment.  The Fund may experience a substantial or complete loss on an individual security.  Historically, the prices of securities of small and medium capitalization companies have generally gone up or down more than those of large capitalization companies, although even large capitalization companies may fall out of favor with investors.

Liquidity risk. Some assets held by the Fund may be impossible or difficult to sell, particularly during times of market turmoil. These illiquid assets may also be difficult to value.  If the Fund is forced to sell an illiquid asset to meet redemption requests or other cash needs, the Fund may be forced to sell at a loss.

Foreign investments and emerging market risk. The Fund’s investments in securities of foreign issuers or issuers with significant exposure to foreign markets involve additional risk.  Foreign countries in which the Fund may invest may have markets that are less liquid, less regulated and more volatile than U.S. markets.  The value of the Fund’s investments may decline because of factors affecting the particular issuer as well as foreign markets and issuers generally, such as unfavorable government actions, and political or financial instability.  Lack of information may also affect the value of these securities.  The risks of foreign investments are heightened when investing in issuers in emerging market countries.

Currency risk. The value of investments in securities denominated in foreign currencies increases or decreases as the rates of exchange between those currencies and the U.S. dollar change.  Currency conversion costs and currency fluctuations could erase investment gains or add to investment losses. Currency exchange rates can be volatile, and are affected by factors such as general economic conditions, the actions of the U.S. and foreign governments or central banks, the imposition of currency controls and speculation.

Portfolio selection risk. The value of your investment may decrease if the Fund adviser’s judgment about the attractiveness or value of or market trends affecting a particular security, industry, sector or region, or about market movements is incorrect.

Valuation risk. The sales price the Fund could receive for any particular portfolio investment may differ from the Fund’s valuation of the investment, particularly for securities that trade in thin or volatile markets or that are valued using a fair value methodology. Investors who purchase or redeem Fund shares on days when the Fund is holding fair-valued securities may receive fewer or more shares or lower or higher redemption proceeds than they would have received if the Fund had not fair-valued the security or had used a different valuation methodology.

These risks are discussed in more detail later in this Prospectus or in the statement of additional information (“SAI”).

Performance
The accompanying bar chart and table provide some indication of the risks of investing in the Fund. The bar chart shows changes in the Fund’s performance from year to year. The table shows the average annual total returns of the Fund and also compares the Fund’s performance with the average annual total returns of an index or other benchmark. The table compares the Fund’s performance with the average annual total returns of the S&P 500 Index, the Barclays U.S. Aggregate Index and the blended performance of the two indexes, which provides Fund shareholders with more meaningful comparisons than with the S&P 500 Index or the Barclays U.S. Aggregate Index alone. The blended index has been prepared by the manager. The Fund makes updated performance information available by calling the Fund at 1-844-828-1919.

The performance of shares of the Fund reflects the performance of the Predecessor Fund.  The Fund will acquire the assets and assume the liabilities of the Predecessor Fund, which has used substantially similar investment strategies.  Upon completion of the reorganization which is scheduled for November 7, 2014, the Fund will assume the performance, financial and other historical information of the Predecessor Fund’s Shares.

Past performance is not necessarily an indication of how the Fund will perform in the future.

Fees paid by the separate accounts or qualified plans through which shares of the Fund are sold are not reflected in the accompanying bar chart and table. If they were, the returns would be lower than those shown. Please refer to the separate account prospectus or information provided by your qualified plan for a description of the expenses associated with the account or plan.

Total Return (%) Before taxes Calendar Year Total Return as of December 31

Best and Worst Quarters
Best Quarter	06/30/2009	13.49%
Worst Quarter	12/31/2008	(14.46)%
The year-to-date return as of the most recent calendar quarter, which ended June 30, 2014, was 5.61%.
Average annual total returns (%) (for periods ended December 31, 2013)
Average Annual Returns	Label	Average Annual Returns, 1 Year	Average Annual Returns, 5 Years	Average Annual Returns, 10 Years
1919 Variable Socially Responsive Balanced Fund	Fund	18.71%	12.60%	6.01%
1919 Variable Socially Responsive Balanced Fund S&P 500 Index (reflects no deduction for fees, expenses, or taxes)	S&P 500 Index (reflects no deduction for fees, expenses, or taxes)	32.39%	17.94%	7.40%
1919 Variable Socially Responsive Balanced Fund Barclays U.S. Aggregate Index (reflects no deduction for fees, expenses, or taxes)	Barclays U.S. Aggregate Index (reflects no deduction for fees, expenses, or taxes)	(2.02%)	4.44%	4.55%
1919 Variable Socially Responsive Balanced Fund Blended S&P 500 Index (70%) and Barclays U.S. Aggregate Index (30%) (reflects no deduction for fees, expenses or taxes)	Blended S&P 500 Index (70%) and Barclays U.S. Aggregate Index (30%) (reflects no deduction for fees, expenses or taxes)	21.12%	14.04%	6.79%